Net Income and Other Comprehensive Income (Loss) - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis Of Income And Expense [Abstract]
Loss on disposal of property, plant and equipment	$ (107)		$ (48)	$ (109)
Impairment loss on property, plant and equipment	0	$ 0	(596)	(138)
Reversal of impairment loss	11	0	148	142
Loss on disposal of intangible assets	0	0	0	0
Impairment losses	(9)	0	0	0
Other income and expenses	$ (105)	$ (3)	$ (496)	$ (105)